Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Reserved for Issuance Upon the Potential Conversion or Exercise (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares reserved for future issuance	57,369,304	32,693,169
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	530,778	643,635
Outstanding Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	7,108,316	3,886,038
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	19,231,301	264,801
Shares of Common Stock Issued Upon the Exercise of Public Warrants
Class of Stock [Line Items]
Common stock shares reserved for future issuance	18,759,554
Earn-Out Shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	9,000,000	9,000,000
Convertible Notes
Class of Stock [Line Items]
Common stock shares reserved for future issuance	479,196
Series A Preferred Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	2,260,159